DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of realized investment gains (losses) - derivative financial instruments

The following table sets forth net gains and losses for the periods shown:

Gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Derivatives related to VA contracts:
Interest rate futures	$15	$—	$(20)
Equity futures	(12)	109	5
Currency futures	11	(10)	3
Equity options	(108)	(30)	(150)
Interest rate swaps	(136)	274	230
Total return swaps	(189)	(49)	(78)
Embedded derivative — GLWB	347	(404)	(198)
Total derivatives related to VA contracts	(72)	(110)	(208)
Derivatives related to FIA contracts:
Embedded derivative	3	(69)	(86)
Funds withheld derivative	(7)	(10)	—
Equity futures	5	(4)	2
Equity options	72	49	84
Other derivatives	(3)	(1)	—
Total derivatives related to FIA contracts	70	(35)	—
Derivatives related to IUL contracts:
Embedded derivative	$(28)	$4	$(13)
Equity futures	—	(2)	—
Equity options	16	9	15
Total derivatives related to IUL contracts	(12)	11	2
Embedded derivative — Modco reinsurance treaties	64	(99)	(187)
Derivatives with PLC(1)	—	23	27
Other derivatives	(2)	15	(2)
Total gains (losses) — derivatives, net	$48	$(195)	$(368)
(1)	The Company and certain of its subsidiaries had an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC through October 1, 2020. These agreements were terminated as part of the Captive Merger and a new portfolio maintenance agreement was entered into with PLC on that date.

Notional amounts and fair values of derivative financial instruments

The table below presents information about the nature and accounting treatment of the Company’s primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2021		2020
	Notional	Fair	Notional	Fair
	Amount	Value	Amount	Value

			(Recast)
	(Dollars In Millions)
Other long-term investments
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,478	$72	$1,478	$185
Total return swaps	239	8	158	2
Derivatives with PLC(1)	4,085	—	4,076	—
Embedded derivative — Modco reinsurance treaties	1,268	62	1,249	101
Embedded derivative — GLWB	3,066	169	2,067	138
Embedded derivative — FIA	398	64	335	60
Interest rate futures	561	5	690	4
Equity futures	312	6	203	4
Currency futures	27	—	—	—
Equity options	8,852	1,061	7,208	1,142
	$20,286	$1,447	$17,464	$1,636
Other liabilities
Cash flow hedges:
Foreign currency swaps	$117	$13	$117	$10
Derivatives not designated as hedging instruments:
Interest rate swaps	1,354	—	1,354	—
Total return swaps	1,168	39	1,003	15
Embedded derivative — Modco reinsurance treaties	2,974	280	2,911	389
Funds withheld derivative	855	10	661	10
Embedded derivative — GLWB	6,833	644	7,749	960
Embedded derivative — FIA	4,372	659	3,889	633
Embedded derivative — IUL	459	269	357	201
Interest rate futures	729	4	415	3
Equity futures	42	1	190	5
Currency futures	158	2	264	4
Equity options	7,044	771	5,499	834
Other	448	87	304	55
	$26,553	$2,779	$24,713	$3,119
(1)	The Company and certain of its subsidiaries had an interest support agreement, YRT premium support agreements, and portfolio maintenance agreements with PLC through October 1, 2020. These agreements were terminated as part of the Captive Merger and a new portfolio maintenance agreement was entered into with PLC on that date.